Summary of components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Income Taxes
Current year		₨ 11,636	₨ 39,045	₨ 52,046
Adjustment related to previous year		(9,008)
Current income tax expenses		2,628	39,045	52,046
Origination and reversal of temporary differences		(15,477)	(1,871)	(5,258)
Deferred tax expense		(15,477)	(1,871)	(5,258)
Total income tax expenses/ (benefit) as reported in statement of profit or loss	$ (150)	₨ (12,849)	₨ 37,174	₨ 46,788